Retirement-Related Benefits - All Retirement Plans Cost (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
RETIREMENT-RELATED BENEFITS
Defined contribution plans cost	$ 1,040	$ 1,024	$ 1,046
Total	2,072	3,066	2,857
Pension Plans
RETIREMENT-RELATED BENEFITS
Total defined benefit plans (income)/cost	813	1,843	1,568
Nonpension Postretirement Plans
RETIREMENT-RELATED BENEFITS
Total defined benefit plans (income)/cost	219	198	242
U.S.
RETIREMENT-RELATED BENEFITS
Defined contribution plans cost	613	612	643
Total	624	1,319	1,076
U.S. | Pension Plans
RETIREMENT-RELATED BENEFITS
Total defined benefit plans (income)/cost	(142)	559	253
U.S. | Nonpension Postretirement Plans
RETIREMENT-RELATED BENEFITS
Total defined benefit plans (income)/cost	154	147	180
Non-U.S.
RETIREMENT-RELATED BENEFITS
Defined contribution plans cost	427	412	404
Total	1,448	1,747	1,781
Non-U.S. | Pension Plans
RETIREMENT-RELATED BENEFITS
Total defined benefit plans (income)/cost	955	1,284	1,315
Non-U.S. | Nonpension Postretirement Plans
RETIREMENT-RELATED BENEFITS
Total defined benefit plans (income)/cost	65	51	62
Personal Pension Plan (PPP) and Non-U.S. Defined Benefit Pension Plans | Pension Plans
RETIREMENT-RELATED BENEFITS
Total defined benefit plans (income)/cost	803	1,827	1,552
Personal Pension Plan (PPP) | U.S. | Pension Plans
RETIREMENT-RELATED BENEFITS
Total defined benefit plans (income)/cost	(153)	542	237
Retention Plan | Pension Plans
RETIREMENT-RELATED BENEFITS
Total defined benefit plans (income)/cost	11	17	16
Retention Plan | U.S. | Pension Plans
RETIREMENT-RELATED BENEFITS
Total defined benefit plans (income)/cost	11	17	16
IBM 401(k) Plus Plan and Non-U.S. Defined Contribution Plans
RETIREMENT-RELATED BENEFITS
Defined contribution plans cost	1,015	1,000	1,020
IBM 401(k) Plus Plan and Non-U.S. Defined Contribution Plans | Non-U.S.
RETIREMENT-RELATED BENEFITS
Defined contribution plans cost	427	412	404
IBM 401(k) Plus Plan | U.S.
RETIREMENT-RELATED BENEFITS
Defined contribution plans cost	588	588	616
IBM Excess 401(k) Plus Plan
RETIREMENT-RELATED BENEFITS
Defined contribution plans cost	26	24	26
IBM Excess 401(k) Plus Plan | U.S.
RETIREMENT-RELATED BENEFITS
Defined contribution plans cost	$ 26	$ 24	$ 26